CONCENTRATION OF RISKS (Tables)	12 Months Ended
Dec. 31, 2015
CONCENTRATION OF RISKS [Abstract]
Significance of Service Fees Received from Lottery Administration Centers
	For the years ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$

Lottery administration center A	169,474	260,096	48,277	7,453
Lottery administration center B	75,212	198,549	36,552	5,643
Lottery administration center C	45,231	121,628	11,245	1,736